CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) / INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Trading and manufacturing	$ 11,877		$ 13,770		$ 11,001
Engineering	5,522		6,334		6,349
Total revenues	17,399		20,104		17,350
Cost of revenues
Trading and manufacturing	(9,285)		(11,136)		(8,563)
Engineering	(3,697)		(5,269)		(4,374)
Cost of revenue	(12,982)		(16,403)		(12,937)
Gross profit	4,417		3,699		4,413
Finance costs	(4)		(7)		(11)
Selling and administrative expenses	(4,853)		(4,751)		(4,976)
Operating (loss) income	(440)		(1,059)		(574)
Interest income	83		35		24
Other income / (losses), net	52		58		(14)
(Loss) / gain on disposal of property, plant and equipment	(5)		3		0
Net gain on deemed disposal of affiliate	0		0		128
Equity in income / (loss) of affiliates	137		(932)		831
Net gain on disposal of affiliate	0		1,522		0
Loss / (income) before income taxes	(173)		(373)		395
Income taxes (expense) / credit	(37)		312		(28)
Net (loss) / income	(210)		(61)		367
Net loss attributable to non-controlling interests	64		149		106
Net (loss) / income attributable to Euro Tech Holdings Company Limited's shareholders	(146)		88		473
Other comprehensive (loss) / income
Net (loss) / income	(210)		(61)		367
Foreign exchange translation adjustments	(8)		(58)		122
Comprehensive (loss) / income	(218)		(119)		489
Comprehensive loss attributable to non-controlling interests	78		182		45
Comprehensive (loss) / income attributable to the Company	$ (140)		$ 63		$ 534
Net (loss) / income per ordinary share attributable to entity
- Basic | $ / shares	$ (.06)		$ 0.04		$ 0.23
- Diluted | $ / shares	$ (0.06)		$ 0.04		$ 0.23
Weighted average number of ordinary shares outstanding
- Basic | shares	2,301,993	2,301,993	2,061,909	2,061,909	2,061,909	2,061,909
- Diluted | shares	2,301,993	2,301,993	2,061,909	2,061,909	2,061,909	2,061,909
ZHEJIANG TIANLAN
Revenues
Total revenues | ¥		¥ 277,581		¥ 330,244		¥ 422,323
Cost of revenues
Cost of revenue | ¥		(227,632)		(274,062)		(339,488)
Gross profit | ¥		49,949		56,182		82,835
Selling and administrative expenses | ¥		(43,739)		(48,546)		(52,713)
Operating (loss) income | ¥		6,210		7,636		30,122
Interest income | ¥		50		53		75
Interest expense | ¥		(2,258)		(2,998)		(2,037)
Other income, net | ¥		6,276		8,561		1,887
Other losses | ¥		(5,624)		(47,446)		0
Other income / (losses), net | ¥		652		(38,885)		1,887
Loss / (income) before income taxes | ¥		4,654		(34,194)		30,047
Income taxes (expense) / credit | ¥		(296)		7,967		(3,832)
Net (loss) / income | ¥		4,358		(26,227)		26,215
Net loss attributable to non-controlling interests | ¥		484		(419)		19
Net (loss) / income attributable to Euro Tech Holdings Company Limited's shareholders | ¥		¥ 4,842		¥ (26,646)		¥ 26,234
Net (loss) / income per ordinary share attributable to entity
- Basic and diluted | ¥ / shares		¥ .06		¥ (0.32)		¥ 0.32
Weighted average number of ordinary shares outstanding
- Basic | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,539,123	82,539,123